Financial Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2013 Contract	Jun. 30, 2012	Jun. 30, 2011
Fair Value, Option, Quantitative Disclosures [Line Items]
Consecutive trading days	10 days
Stock price volatility	23.00%	25.00%	20.00%
Currency exchange contracts	In order to mitigate the impact of fluctuations in exchange rates between the Canadian dollar and the U.S. dollar, the Company has entered into Canadian dollar / U.S. dollar exchange contracts which covers approximately 38% of the anticipated dividends and interest payable in Canadian dollars through September 2014.
Forward foreign exchange contracts	15
Unrealized re-measurement gain(loss) on Convertible Debentures	$ 123,000	$ (3,001,000)
Percentage of revenue and expenses incurred in Canadian currency	22.40%
Gain on translation	183,000	929,000
Fixed Rate Debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Fixed rate convertible debenture	106,700,000
6.25% Convertible Debenture
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in fair value of conversion right	1,100,000
Unrealized re-measurement gain(loss) on Convertible Debentures	(2,000,000)
Forward Contracts
Fair Value, Option, Quantitative Disclosures [Line Items]
Non cash loss	(700,000)
Forward Contracts liability	800,000
Monthly Dividend
Fair Value, Option, Quantitative Disclosures [Line Items]
Gain on translation	200,000
Amounts Offset | 6.25% Convertible Debenture
Fair Value, Option, Quantitative Disclosures [Line Items]
Unrealized re-measurement gain(loss) on Convertible Debentures	2,100,000
Fixed Rate Senior Notes
Fair Value, Option, Quantitative Disclosures [Line Items]
Senior debt outstanding	113,500,000
Change in interest expense in cash flow	0.0100
Change in cash flows resulting from change in interest rates	800,000
Fixed Rate Senior Notes | Revolving Credit Facility
Fair Value, Option, Quantitative Disclosures [Line Items]
Senior debt outstanding	78,500,000
Fixed Rate Senior Notes | Secured Debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Senior debt outstanding	$ 35,000,000
Class B Series Two Common Shares
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value measurements valuation techniques	The fair value of the Class B Series Two common share liability is based upon an amount equal to the weighted average trading price of the STI common shares for the 10 consecutive trading days immediately prior to the date of valuation plus Cdn $3.847 (reflecting the equivalent value of the Subordinated Note component of the IPS)
Consecutive trading days	10 days
Class B Series Three Common Shares
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value measurements valuation techniques	The fair value of the Class B Series Three common share liability is based upon an amount equal to the weighted average trading price of the STI common shares for the 10 consecutive trading days immediately prior to the date of valuation .